Shares (Details) - SEK (kr) kr in Thousands	1 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Shares
Share capital		kr 3,990,000	kr 3,990,000
Venantius AB
Shares
Losses on wind down of subsidiary	kr 2,000
SEKETT AB
Shares
Share capital				kr 50
Book value		kr 0	kr 0
Number of shares		50	50